As filed with the Securities and Exchange Commission on January 28, 1999

Securities Act File No. 333-12075
Investment Company Act File No. 811-07813

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.
	   	Post-Effective Amendment No.  10      	   X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
	   	Amendment No.  11      	   X

          KOBREN INSIGHT FUNDS
(Exact Name of Registrant as Specified in Charter)

   20 William Street, Suite 310, Wellesley Hills, Massachusetts 02181 (Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (617) 573-1557

Name and Address of Agent for Service:	Copies to:

Gail A. Hanson, Esq.	Pamela Wilson, Esq.
Kobren Insight Funds	Hale and Dorr
One Exchange Place	60 State Street
Boston, MA  02109	Boston, MA  02109

	It is proposed that this filing will become effective (check appropriate box):

	     	immediately upon filing pursuant to Rule 485(b);or on ________ pursuant to paragraph (b);or
	  X 	60 days after filing pursuant to Rule 485(a)(1);or
	     	on ________ pursuant to paragraph (a)(1);or
	      	75 days after filing pursuant to Rule 485(a)(2);or on ________ pursuant to paragraph (a)(2)

	If appropriate, check the following box:

	 X  	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Registrant     will be filing a Rule 24f-2 Notice for its most recent
fiscal year ended December 31, 1998 on or before March 31, 1999.

Kobren Insight Funds
Registration Statement on Form N-1A

The purpose of filing Post-Effective Amendment No.     10 is to designate a
     new effective date for the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission ("SEC") on September 4, 1998 (Accession No. 0000927405-98-000293) ("Post-Effective Amendment No. 3").

PART A

Prospectus for Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund is incorporated by reference to Post-Effective Amendment No. 3.

Prospectus for Kobren Delphi Value Fund is incorporated by reference to Post-Effective Amendment No. 9 as filed with the SEC on December 17, 1998 (Accession No. 0000927405-98-000378)("Post-Effective Amendment No. 9").

PART B

Statement of Additional Information for Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 3.

Statement of Additional Information for Kobren Delphi Value Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9.


PART C: OTHER INFORMATION

Item 23.	Exhibits.

(a)	Declaration of Trust is incorporated by reference to Exhibit 1 of the
Registrant's Registration Statement on Form N-1A as filed with the SEC on September 16, 1996 (the "Registration Statement").

	Amendment to the Declaration of Trust on behalf of Kobren Delphi Value
Fund     is incorporated by reference to Exhibit 23(a) of Post-Effective
Amendment No. 9 to the Registration Statement as filed with the SEC on December 17, 1998 (Accession No. 0000927405-98-000378)("Post-Effective
Amendment No. 9").

(b)	By-Laws are incorporated by reference to Exhibit 2 of the Registration
Statement.

	(c)	Not Applicable.

(d)	Investment Advisory Agreement with Kobren Insight Management, Inc.
dated November 15, 1996 is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 2.

	Amendment to Investment Advisory Agreement with Kobren Insight
Management, Inc. on behalf of Kobren Delphi Value Fund     is incorporated by
reference to Exhibit 23(d) of Post-Effective Amendment No. 9.

	Subadvisory Agreement with Delphi Management, Inc. on behalf of Kobren
Delphi Value Fund     is incorporated by reference to Exhibit 23(d) of Post-
Effective Amendment No. 9.

(e)	Distribution Agreement with Kobren Insight Management, Inc. dated
November 15, 1996 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 2.

	Amendment to Distribution Agreement with Kobren Insight Management,
Inc. on behalf of Kobren Delphi Value Fund     is incorporated by reference
to Exhibit 23(e) of Post-Effective Amendment No. 9.

	(f)	Not Applicable.

(g)	Custody Agreement with Boston Safe Deposit and Trust Company dated
November 18, 1996 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 2.

	Amendment to Custody Agreement with Boston Safe Deposit and Trust Company dated January 8, 1998 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 2.

	Sub-Custodian Agreement with Boston Safe Deposit and Trust Company and National Financial Services Corporation dated January 8, 1998 is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 2.
 .
	Amendment to Custody Agreement with Boston Safe Deposit and Trust Company on behalf of Kobren Delphi Value Fund dated October 8, 1998 is incorporated by reference to Exhibit 23(g) of Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC on October 27, 1998 (Accession No. 0000927405-97-000313)("Post-Effective Amendment No. 5").

(h)	Transfer Agency Agreement with First Data Investor Services Group, Inc.
dated November 15, 1996 is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on June 13, 1997 (Accession No. 0000927405-97-000202)("Post-Effective
Amendment No. 1").

	Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. dated June 30, 1998 is incorporated by reference to
Exhibit 9(b) of Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC on September 4, 1998 (Accession No. 0000927405-98-000293)("Post-Effective Amendment No. 3").

	Amendment to Transfer Agency Agreement with First Data Investor
Services Group, Inc. on behalf of Kobren Delphi Value Fund     is
incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.


	Administration Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 1.

	Amendment to Administration Agreement with First Data Investor Services
Group, Inc. on behalf of Kobren Delphi Value Fund     is incorporated by
reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

(i)	Opinion of Counsel on behalf of Kobren Delphi Value Fund     is
incorporated by reference to Exhibit 23(i) of Post-Effective Amendment No. 9.


(j)	Consent of Independent Accountants     is incorporated by reference to
Exhibit 23(j) of Post-Effective Amendment No. 9.

	(k)	Not Applicable.

(l)	Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Growth Fund and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(a) of Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on November 8, 1996 ("Pre-Effective Amendment No. 1").

	Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Moderate Growth Fund and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(b) of Pre-Effective Amendment No. 1.

	Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Conservative Allocation and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(c) of Pre-Effective Amendment No. 1.

(m)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the Kobren
Delphi Value Fund is incorporated by reference to Exhibit 23(m) of Post-Effective Amendment No. 5.

	(n)	Financial Data Schedules are filed herein.
 .
(o)	Plan pursuant to Rule 18f-3 on behalf of the Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(o) of Post-Effective Amendment No.
5.

Item 24.	Persons Controlled by or Under Common Control with the Fund.

	Not Applicable.

Item 25.	Indemnification.

The response to this Item 25 is incorporated by reference to Item 27 of Pre-Effective Amendment No. 1.

Item 26.	Business and Other Connections of the Investment Adviser.

	Kobren Insight Management, Inc. serves as adviser to the Registrant. For information as to its business, profession, vocation or employment of a substantial nature, reference is made to Form ADV filed by Koben Insight Management, Inc. under the Investment Advisers Act of 1940, as amended (the "Advisers Act") (SEC File No. 801-30125).

	Delphi Management, Inc. performs certain investment advisory services for the Registrant, under the supervision of Kobren Insight Management, Inc. For information as to its business, profession, vocation or employment of a substantial nature, reference is made to Form ADV filed by Delphi Management, Inc. under the Advisers Act.

Item 27.	Principal Underwriters.

(a)	Kobren Insight Brokerage, Inc., the Fund's Distributor, does not act as principal underwriter, depositor or investment adviser for any other mutual funds.

(b)	For information with respect to each director, officer or partner of
Kobren Insight Brokerage, Inc., please refer to the following:

Name and
Principal
Business
Address*

Positions and Offices
with Underwriter

Position and Offices
with Fund



Eric M. Kobren
Director, President and
Treasurer
President



Cathy Kobren
Secretary
None

* 	The business address of the above-listed persons is 20 William Street,
Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02181.

(c)	Not Applicable.

Item 28.	Location of Accounts and Records.

	All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of:

Kobren Insight Management, Inc.
20 William Street, Suite 310
P.O. Box 9135
Wellesley Hills, Massachusetts  02181
(records relating to its functions as investment adviser)

Delphi Management, Inc.
50 Rowes Wharf, Suite 540
Boston, Massachusetts  02110
(records relating to its functions as subadviser)

Kobren Insight Brokerage, Inc.
20 William Street, Suite 310
P.O. Box 9135
Wellesley Hills, Massachusetts  02181
(records relating to its functions as distributor)

First Data Investor Services Group, Inc.
One Exchange Place
Boston, Massachusetts  02109
(records relating to its functions as administrator)

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, Massachusetts  01581
(records relating to its functions as transfer agent)

Boston Safe Deposit and Trust Company
One Boston Place
Boston, Massachusetts 02108
(records relating to its functions as custodian)

Item 29.	Management Services.

	Not Applicable.

Item 30.	Undertakings.

	Not Applicable.



SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, KOBREN INSIGHT FUND has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 28th day of January, 1999.

	KOBREN INSIGHT FUNDS


	By:	/s/ Eric M. Kobren
		Eric M. Kobren, President

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures
Title
Date

/s/ Eric M. Kobren

Eric M. Kobren

President, Chairman of the
Board and Trustee (Chief
Executive Officer)

01/28/99


/s/ Eric J. Godes
Eric J. Godes

Treasurer, Chief Financial
Officer and Chief
Accounting Officer

01/28/99

/s/ Michael P.
Castellano
Michael P. Castellano

Trustee


01/28/99

/s/ Arthur Dubroff

Arthur Dubroff

Trustee

01/28/99

/s/ Edward B. Bloom

Edward B. Bloom

Trustee

01/28/99


/s/ Stuart J. Novick

Stuart J. Novick

Trustee

01/28/99



EXHIBIT INDEX

Exhibit
Number	Description



23(n)	Financial Data Schedules